Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Retirement assets	$ 61	$ 83
Electricity swaps	12	18
Deposits	42	25
Other	13	12
Other assets	$ 129	$ 137